Leases (Tables)	12 Months Ended
Dec. 31, 2018
LEASES [Abstract]
Future Minimum Revenues, net of Commissions

Amount
2019	$142,508
2020	98,515
2021	76,825
2022	69,867
2023	58,724
2024 and thereafter	669,615

Total minimum revenue, net of commissions	$1,116,054

Future Minimum Commitments for Office Space, net of Commissions

Amount
2019	$697
2020	631
2021	297
2022	107
2023	81

Total	$1,813